EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on July 26, 2017 (Accession No. 0001193125-17-236643), to the Prospectus dated May 1, 2017, as supplemented, for the Class IB shares and Class K shares of 1290 VT DoubleLine Dynamic Allocation Portfolio, a series of EQ Advisors Trust.